MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND           TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000             NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the 12-month period ended October 31, 2000, the international equity markets outpaced the U.S. market in local currency terms. However, weakness in the euro and the British pound resulted in a return of -2.90 percent in U.S. dollar terms for the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE).

Global equity markets were increasingly volatile during this period, dominated by dramatic changes in leadership from growth to value. The primary cause of the weakness in global equity markets was the ongoing deterioration of the fundamentals for economic growth and corporate profits. Morgan Stanley Dean Witter Investment Management Inc., the sub-advisor for Morgan Stanley Dean Witter International Fund, believes that global economic growth peaked over the summer as the result of central bank tightenings, higher energy costs and possibly a negative wealth effect. In addition, the U.S. economic slowdown had a more pronounced effect than the markets had anticipated.

PERFORMANCE

For the 12-month period ended October 31, 2000, Morgan Stanley Dean Witter International Fund's Class A, B, C and D shares returned -2.65 percent, -3.41 percent, -3.41 percent and -2.46 percent, respectively. During the same period the MSCI EAFE Index returned -2.90 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI EAFE Index.

The Fund's performance was helped by its underweighting in telecommunications services and its April shift to an overweighted position in both consumer staples and utilities. The Fund's sector allocations during the period -- an initial overweighting in technology and then a

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

rotation into old-economy sectors in the first quarter -- also contributed positively to its return. In currency terms, the Fund was virtually unhedged during this period, but its performance relative to its benchmark was enhanced by its limited exposure to the euro.

The Fund's overweighting in Singapore and underweighting in Denmark negatively affected its performance, as did its overweighting in Japan in the first half of 2000.

PORTFOLIO STRATEGY

The Fund continues to underweight the technology, media and telecommunications sectors despite noticeably better valuations, concentrating its investments instead in such defensive sectors as food and beverages and utilities. The Fund is overweighted in energy because of that sector's defensive characteristics, its strong supply/demand dynamic and the sub-advisor's expectation that earnings for energy companies will continue to rise.

Most recently, the Fund increased its position in basic materials to a neutral weighting. Morgan Stanley Dean Witter Investment Management believes that the fundamental case for these stocks is not overly compelling, given the evidence indicating a slowdown in the global economy. However, the sub-advisor believes that this sector is inexpensive, with current valuations taking into account virtually no earnings growth for the next several years.

JAPAN

In Japan, the Fund is now underweighted relative to its benchmark. Economic growth and money-supply growth are weak. The Economic Planning Agency recently downgraded its assessment for the economy for the first time since 1998, because of a weaker outlook for exports, particularly for the U.S. and European markets. Although the end of the zero-interest-rate policy was anticipated, investors seem to believe that this was a one-time adjustment as opposed to a first step of further monetary tightening. Morgan Stanley Dean Witter Investment Management believes this action by the Bank of Japan was highly risky, but maintains optimism that it may lead to a sustained economic recovery.

EUROPE

The Fund is now neutrally weighted in the United Kingdom and overweighted in Switzerland, having added to its positions in both markets in the third quarter because the sub-advisor perceived them as offering good relative value and having high defensive sector weightings. Among the factors working in Europe's favor were the intervention staged by several central banks on behalf of the euro, which

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

provided a needed floor for that currency's decline, and the tax-reform programs announced in Germany, France and Italy that will likely benefit the markets in those countries. However, the economic bite from the sharp rise in oil prices and short-term interest-rate increases could be harsher than expected.

LOOKING AHEAD

The end of the fiscal year found the Fund's sub-advisor looking for safe havens amid the global market turmoil. The sub-advisor does not expect that strong growth will necessarily sustain healthy advances in earnings in a global economic slowdown. However, Morgan Stanley Dean Witter Investment Management continues to maintain a favorable long-term outlook for the international markets.

We appreciate your ongoing support of Morgan Stanley Dean Witter International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FUND PERFORMANCE OCTOBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


GROWTH OF $10,000
($ IN THOUSANDS)    CLASS A    CLASS B    CLASS C     CLASS D    MSCI EAFE(4)
Jun-99                $9,475    $10,000     $10,000     $10,000       $10,000
Jun-99                $9,380     $9,900      $9,900      $9,900        $9,949
Jul-99                $9,608    $10,130     $10,130     $10,140       $10,244
Oct-99               $10,015    $10,550     $10,550     $10,580       $10,774
Jan-00               $10,603    $11,140     $11,140     $11,200       $11,377
Apr-00               $10,631    $11,150     $11,150     $11,240       $11,498
Jul-00               $10,356    $10,850     $10,850     $10,960       $11,167
Oct-00             $9,750(3)  $9,790(3)  $10,190(3)  $10,320(3)    $10,462(3)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                    AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------------------------------
                        CLASS A SHARES*                                                  CLASS B SHARES**
   ----------------------------------------------------------     ---------------------------------------------------------------
   1 Year                          (2.65)%(1)    (7.76)%(2)       1 Year                               (3.41)%(1)    (8.24)%(2)
   Since Inception (6/28/99)       2.15%(1)      (1.87)%(2)       Since Inception (6/28/99)            1.41%(1)      (1.57)%(2)

                      CLASS C SHARES+                                                   CLASS D SHARES#
   ------------------------------------------------------     -------------------------------------------------------------------
   1 Year                      (3.41)%(1)    (4.38)%(2)       1 Year                               (2.46)%(1)
   Since Inception (6/28/99)   1.41%(1)      1.41%(2)         Since Inception (6/28/99)            2.37%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on October 31, 2000.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000

   SHARES                                                                                VALUE
--------------------------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS (81.1%)
              AUSTRALIA (1.5%)
              AIR FREIGHT/COURIERS
     28,081   Mayne Nickless Ltd....................................................  $     74,950
                                                                                      ------------
              BEVERAGES: ALCOHOLIC
    127,993   Foster's Brewing Group Ltd............................................       291,578
                                                                                      ------------
              BEVERAGES: NON-ALCOHOLIC
     47,124   Coca-Cola Amatil Ltd..................................................        96,470
                                                                                      ------------
              CASINO/GAMING
     23,585   TABCORP Holdings Limited..............................................       128,949
                                                                                      ------------
              CHEMICALS: SPECIALTY
     11,632   Orica Ltd.............................................................        35,170
                                                                                      ------------
              CONTAINERS/PACKAGING
     47,100   Amcor Ltd.............................................................       131,360
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
     19,776   Leighton Holdings Ltd.................................................        68,979
                                                                                      ------------
              FOOD RETAIL
     79,696   Coles Myer Ltd........................................................       290,403
     83,646   Woolworth's Ltd.......................................................       335,145
                                                                                      ------------
                                                                                           625,548
                                                                                      ------------
              FOOD: SPECIALTY/CANDY
     88,267   Goodman Fielder Ltd...................................................        57,517
                                                                                      ------------
              GAS DISTRIBUTORS
     38,594   Australian Gas Light Company Ltd......................................       233,904
                                                                                      ------------
              INDUSTRIAL CONGLOMERATES
     77,680   Pacific Dunlop Ltd....................................................        62,362
     46,286   Southcorp Holdings Ltd................................................       120,258
     13,941   Wesfarmers Limited....................................................       107,042
                                                                                      ------------
                                                                                           289,662
                                                                                      ------------
              LIFE/HEALTH INSURANCE
     70,597   Amp Ltd...............................................................       639,991
                                                                                      ------------
              MAJOR BANKS
     21,081   Commonwealth Bank of Australia........................................       315,498
    100,302   National Australia Bank Ltd...........................................     1,401,303
    137,249   Westpac Banking Corp., Ltd............................................       942,572
                                                                                      ------------
                                                                                         2,659,373
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
     80,283   Telstra Corp., Ltd....................................................       263,497
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              MEDIA CONGLOMERATES
    136,133   News Corporation Ltd..................................................  $  1,432,097
    120,900   News Corporation Ltd. (Pref.).........................................     1,090,335
                                                                                      ------------
                                                                                         2,522,432
                                                                                      ------------
              MISCELLANEOUS COMMERCIAL SERVICES
     15,821   Brambles Industries, Ltd..............................................       412,531
                                                                                      ------------
              OIL & GAS PRODUCTION
     70,406   Santos Ltd............................................................       225,354
                                                                                      ------------
              OTHER METALS/MINERALS
     92,649   Broken Hill Proprietary Co., Ltd......................................       903,171
     23,162   OneSteel Ltd.*........................................................        11,108
     10,881   Rio Tinto Ltd.........................................................       150,213
    103,021   WMC Ltd...............................................................       396,073
                                                                                      ------------
                                                                                         1,460,565
                                                                                      ------------
              PHARMACEUTICALS: OTHER
      7,681   CSL Limited...........................................................       137,413
      9,112   FH Faulding & Company Ltd.............................................        48,451
                                                                                      ------------
                                                                                           185,864
                                                                                      ------------
              PRECIOUS METALS
    121,676   Normandy Mining Ltd...................................................        58,990
                                                                                      ------------
              PROPERTY - CASUALTY INSURERS
     30,731   QBE Insurance Group Ltd...............................................       142,579
                                                                                      ------------
              PULP & PAPER
     15,700   Paperlinx Ltd.........................................................        27,009
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
     28,402   AMP Diversified Property Trust........................................        34,942
    104,546   General Property Trust (Units)=/=.....................................       137,340
     40,106   Lend Lease Corporation Ltd............................................       472,190
     23,205   Stockland Trust Group (Units)=/=......................................        45,363
      3,355   Westfield Trust.......................................................         5,562
     98,188   Westfield Trust (Units)=/=............................................       159,135
                                                                                      ------------
                                                                                           854,532
                                                                                      ------------
              REGIONAL BANKS
     22,915   Suncorp-Metway Ltd....................................................       117,067
                                                                                      ------------

              TOTAL AUSTRALIA.......................................................    11,603,871
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              AUSTRIA (0.1%)
              BEVERAGES: ALCOHOLIC
        588   BBAG Oesterreichische Brau-Beteiligungs AG............................  $     21,718
                                                                                      ------------
              BUILDING PRODUCTS
      4,433   Wienerberger Baustoffindustrie AG.....................................        83,449
                                                                                      ------------
              CONTAINERS/PACKAGING
        769   Mayr-Melnhof Karton AG................................................        29,873
                                                                                      ------------
              ELECTRIC UTILITIES
      1,959   Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares)....       157,972
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
        302   Bau Holding AG........................................................         7,667
        963   VA Technologie AG.....................................................        39,004
                                                                                      ------------
                                                                                            46,671
                                                                                      ------------
              MAJOR BANKS
      4,522   Bank Austria AG.......................................................       244,776
                                                                                      ------------
              MISCELLANEOUS MANUFACTURING
      1,080   BWT AG................................................................        33,921
                                                                                      ------------
              MULTI-LINE INSURANCE
        454   Generali Holding Vienna AG............................................        66,497
                                                                                      ------------
              OTHER TRANSPORTATION
      1,363   Flughafen Wien AG.....................................................        49,753
                                                                                      ------------
              STEEL
        673   Boehler-Uddeholm AG...................................................        21,144
                                                                                      ------------
              TOBACCO
      2,939   Austria Tabakwerke AG.................................................       134,757
                                                                                      ------------
              TOTAL AUSTRIA.........................................................       890,531
                                                                                      ------------

              BELGIUM (0.0%)
              PHARMACEUTICALS: OTHER
      1,600   UCB S.A...............................................................        57,060
                                                                                      ------------
              BRAZIL (1.2%)
              BEVERAGES: ALCOHOLIC
  2,110,000   Companhia de Bebidas das Americas (Pref.)*............................       472,846
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES
 44,732,000   Centrais Electricas Brasileiras S.A...................................  $    797,693
 19,826,000   Companhia Energetica de Minas Gerais S.A. (Pref.).....................       302,240
                                                                                      ------------
                                                                                         1,099,933
                                                                                      ------------
              FINANCE/RENTAL/LEASING
 66,636,000   Bradespar S.A.*.......................................................        36,455
 64,675,000   Bradespar S.A. (Pref.)*...............................................        38,104
                                                                                      ------------
                                                                                            74,559
                                                                                      ------------
              FOOD RETAIL
 10,219,000   Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Pref.)......       365,594
                                                                                      ------------
              INTEGRATED OIL
     58,250   Petroleo Brasileiro S.A...............................................     1,700,618
     43,830   Petroleo Brasileiro S.A. (Pref.)......................................     1,166,879
                                                                                      ------------
                                                                                         2,867,497
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
 22,490,000   Tele Centro Sul Participacoes S.A. (Pref.)............................       244,539
                                                                                      ------------
              METAL FABRICATIONS
  6,859,000   Companhia Siderurgica Nacional........................................       191,193
                                                                                      ------------
              OTHER METALS/MINERALS
     35,000   Companhia Vale do Rio Doce (Pref.) (Class A)..........................       810,100
                                                                                      ------------
              PULP & PAPER
     98,000   Aracruz Celulose S.A. (Pref.) (B Shares)..............................       145,376
                                                                                      ------------
              REGIONAL BANKS
 66,636,000   Banco Bradesco S.A....................................................       315,478
 64,675,000   Banco Bradesco S.A. (Pref.)...........................................       413,362
  8,659,000   Banco Itau S.A. (Pref.)...............................................       676,413
                                                                                      ------------
                                                                                         1,405,253
                                                                                      ------------
              SPECIALTY TELECOMMUNICATIONS
 22,237,000   Embratel Participacoes S.A. (Pref.)...................................       358,295
 25,601,544   Tele Norte Leste Participacoes S.A. (Pref.)...........................       561,322
                                                                                      ------------
                                                                                           919,617
                                                                                      ------------
              TOBACCO
     32,000   Souza Cruz S.A........................................................       156,213
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              WIRELESS COMMUNICATIONS
 19,332,351   Telesp Celular Participacoes S.A. (Pref.).............................  $    229,629
                                                                                      ------------

              TOTAL BRAZIL..........................................................     8,982,349
                                                                                      ------------
              DENMARK (0.1%)
              BEVERAGES: ALCOHOLIC
      1,645   Carlsberg AS (Series A)...............................................        71,317
      1,800   Carlsberg AS (Series B)...............................................        75,367
                                                                                      ------------
                                                                                           146,684
                                                                                      ------------
              FOOD: SPECIALTY/CANDY
      3,700   Danisco AS............................................................       146,479
                                                                                      ------------
              PHARMACEUTICALS: MAJOR
        800   Novo-Nordisk AS (Series B)............................................       169,764
                                                                                      ------------
              TOTAL DENMARK.........................................................       462,927
                                                                                      ------------
              FINLAND (0.9%)
              BEVERAGES: ALCOHOLIC
      8,005   Hartwall Oyj ABP......................................................       138,660
                                                                                      ------------
              FOOD RETAIL
     18,773   Kesko Oyj (B Shares)..................................................       157,011
                                                                                      ------------
              FOOD: SPECIALTY/CANDY
     17,441   Raisio Group PLC......................................................        26,360
                                                                                      ------------
              INDUSTRIAL MACHINERY
     16,819   Metso Oyj.............................................................       128,529
                                                                                      ------------
              INFORMATION TECHNOLOGY SERVICES
      7,682   Tietoenator Oyj ABP...................................................       147,741
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
     14,351   Sonera Oyj............................................................       316,334
                                                                                      ------------
              OTHER METALS/MINERALS
     12,313   Outokumpu Oyj.........................................................        85,731
                                                                                      ------------
              PROPERTY - CASUALTY INSURERS
     11,435   Sampo Insurance Co. Ltd. (A Shares)...................................       466,054
                                                                                      ------------
              PULP & PAPER
     29,009   UPM-Kymmene Oyj.......................................................       821,462
                                                                                      ------------
              TELECOMMUNICATION EQUIPMENT
    105,427   Nokia Oyj+............................................................     4,340,731
                                                                                      ------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY
      7,227   Wartsila Oyj (B Shares)...............................................       116,592
                                                                                      ------------
              TOTAL FINLAND.........................................................     6,745,205
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------

              FRANCE (8.9%)
              AEROSPACE & DEFENSE
     13,917   Thomson CSF...........................................................  $    625,115
                                                                                      ------------
              AGRICULTURAL COMMODITIES/MILLING
      4,438   Eridania Beghin-Say S.A...............................................       341,597
                                                                                      ------------
              AUTO PARTS: O.E.M.
      7,722   Valeo S.A.............................................................       336,361
                                                                                      ------------
              AUTOMOTIVE AFTERMARKET
     11,392   Compagnie Generale des Etablissements Michelin (B Shares).............       329,847
                                                                                      ------------
              BEVERAGES: ALCOHOLIC
     39,095   LVMH (Louis Vuitton Moet Hennessy)+...................................     2,854,819
      8,558   Pernod-Ricard.........................................................       392,396
                                                                                      ------------
                                                                                         3,247,215
                                                                                      ------------
              CABLE/SATELLITE TV
     10,325   Canal Plus............................................................     1,494,766
                                                                                      ------------
              CHEMICALS: SPECIALTY
      8,568   Air Liquide S.A.......................................................     1,013,420
                                                                                      ------------
              CONSTRUCTION MATERIALS
        783   Imetal S.A............................................................        77,454
      6,763   Lafarge S.A...........................................................       499,594
                                                                                      ------------
                                                                                           577,048
                                                                                      ------------
              CONTAINERS/PACKAGING
      8,087   Compagnie de Saint-Gobain.............................................     1,070,514
     10,515   Pechiney S.A. (A Shares)..............................................       392,845
                                                                                      ------------
                                                                                         1,463,359
                                                                                      ------------
              ELECTRICAL PRODUCTS
     14,199   Schneider Electric S.A................................................       925,326
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
     25,730   Bouygues S.A..........................................................     1,310,841
     12,952   Suez Lyonnaise des Eaux...............................................     1,977,358
                                                                                      ------------
                                                                                         3,288,199
                                                                                      ------------
              FOOD RETAIL
     49,586   Carrefour S.A.+.......................................................     3,330,385
      6,736   Etablissements Economiques du Casino Guichard-Perrachon S.A...........       588,540
                                                                                      ------------
                                                                                         3,918,925
                                                                                      ------------
              FOOD: MAJOR DIVERSIFIED
     26,848   Groupe Danone.........................................................     3,756,886
                                                                                      ------------
              HOTELS/RESORTS/CRUISELINES
     15,568   Accor S.A.............................................................       630,536
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              HOUSEHOLD/PERSONAL CARE
     54,410   L'Oreal S.A.+.........................................................  $  4,157,958
                                                                                      ------------
              INFORMATION TECHNOLOGY SERVICES
      5,910   Cap Gemini S.A........................................................       943,418
      2,769   Sodexho Alliance S.A..................................................       433,789
                                                                                      ------------
                                                                                         1,377,207
                                                                                      ------------
              MAJOR BANKS
     13,865   BNP Paribas S.A.+.....................................................     1,196,114
     16,700   Societe Generale (A Shares)...........................................       948,640
                                                                                      ------------
                                                                                         2,144,754
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
     13,870   France Telecom S.A.+..................................................     1,450,928
                                                                                      ------------
              MEDICAL SPECIALTIES
        613   Essilor International S.A.............................................       147,301
                                                                                      ------------
              MOTOR VEHICLES
      3,645   PSA Peugeot Citroen...................................................       671,608
                                                                                      ------------
              MOVIES/ENTERTAINMENT
     42,291   Vivendi S.A...........................................................     3,041,517
                                                                                      ------------
              MULTI-LINE INSURANCE
     27,424   AXA+..................................................................     3,632,572
                                                                                      ------------
              OIL REFINING/MARKETING
     94,403   Total Fina Elf........................................................    13,514,569
                                                                                      ------------
              OILFIELD SERVICES/EQUIPMENT
      2,378   Coflexip S.A..........................................................       275,615
                                                                                      ------------
              OTHER CONSUMER SPECIALTIES
      5,655   Societe BIC S.A.......................................................       196,148
                                                                                      ------------
              PACKAGED SOFTWARE
      6,970   Dassault Systemes S.A.................................................       531,753
                                                                                      ------------
              PHARMACEUTICALS: MAJOR
     65,555   Aventis S.A...........................................................     4,731,334
     64,933   Sanofi-Synthelabo S.A.................................................     3,418,346
                                                                                      ------------
                                                                                         8,149,680
                                                                                      ------------
              PUBLISHING: BOOKS/MAGAZINES
     12,432   Lagardere S.C.A.......................................................       706,197
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
      2,100   Fonciere Lyonnaise....................................................       205,058
      3,970   Gecina................................................................       340,464
      5,460   Klepierre.............................................................       440,428
      6,854   Simco S.A.............................................................       424,840
      1,764   Simco-CIF de Valeur Garant (Warrants due 10/31/03)....................         8,837
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
      1,010   Societe Immobiliere de Location pour l'Industrie et le Commerce.......  $    135,328
      5,170   Sophia (EX-SFI).......................................................       127,130
      6,270   Unibail...............................................................       835,846
                                                                                      ------------
                                                                                         2,517,931
                                                                                      ------------
              SEMICONDUCTORS
     21,403   STMicroelectronics NV.................................................     1,080,402
                                                                                      ------------
              SPECIALTY STORES
     10,090   Pinault-Printemps-Redoute S.A.........................................     1,801,728
                                                                                      ------------
              STEEL
     26,581   Usinor S.A............................................................       290,024
                                                                                      ------------
              TELECOMMUNICATION EQUIPMENT
     25,387   Alcatel+..............................................................     1,549,884
        718   Sagem S.A. (New)......................................................       131,685
                                                                                      ------------
                                                                                         1,681,569
                                                                                      ------------

              TOTAL FRANCE..........................................................    69,318,061
                                                                                      ------------

              GERMANY (7.8%)
              AIRLINES
     19,550   Deutsche Lufthansa AG.................................................       386,778
                                                                                      ------------
              AUTO PARTS: O.E.M.
      7,050   Continental AG........................................................       107,451
                                                                                      ------------
              CHEMICALS: MAJOR DIVERSIFIED
     75,700   BASF AG...............................................................     2,982,447
     88,600   Bayer AG..............................................................     3,844,266
                                                                                      ------------
                                                                                         6,826,713
                                                                                      ------------
              CONSTRUCTION MATERIALS
      2,300   Dyckerhoff AG (Pref.).................................................        36,520
      5,550   Heidelberger Zement AG................................................       264,843
                                                                                      ------------
                                                                                           301,363
                                                                                      ------------
              DEPARTMENT STORES
      7,850   Karstadquelle AG......................................................       258,286
                                                                                      ------------
              HOUSEHOLD/PERSONAL CARE
     14,500   Beiersdorf AG.........................................................     1,428,186
                                                                                      ------------
              INDUSTRIAL CONGLOMERATES
     99,280   E. ON AG..............................................................     5,049,489
      7,800   MAN AG................................................................       205,975
     60,200   RWE AG................................................................     2,422,890
      2,050   RWE AG (Pref.)........................................................        64,404
     55,550   Siemens AG (Registered Shares)........................................     7,075,126

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
     67,450   ThyssenKrupp AG.......................................................  $    967,893
                                                                                      ------------
                                                                                        15,785,777
                                                                                      ------------
              INDUSTRIAL MACHINERY
     11,900   Linde AG..............................................................       520,371
                                                                                      ------------
              INDUSTRIAL SPECIALTIES
      1,000   SGL Carbon AG*........................................................        60,965
                                                                                      ------------
              MAJOR BANKS
     23,350   Bayerische Hypo - und Vereinsbank AG+.................................     1,282,774
     33,450   Deutsche Bank AG (Registered Shares)+.................................     2,755,032
     26,500   Dresdner Bank AG......................................................     1,101,431
                                                                                      ------------
                                                                                         5,139,237
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
     41,150   Deutsche Telecom AG+..................................................     1,539,128
                                                                                      ------------
              MEDICAL DISTRIBUTORS
      4,150   Gehe AG...............................................................       150,465
                                                                                      ------------
              MEDICAL/NURSING SERVICES
      8,050   Fresenius Medical Care AG.............................................       642,514
                                                                                      ------------
              MOTOR VEHICLES
     81,450   DaimlerChrylser AG (Registered Shares)+...............................     3,758,802
     25,800   Volkswagen AG.........................................................     1,290,309
      3,650   Volkswagen AG (Pref.).................................................       104,753
                                                                                      ------------
                                                                                         5,153,864
                                                                                      ------------
              MOVIES/ENTERTAINMENT
      5,600   EM. TV & Merchandising AG.............................................       168,801
                                                                                      ------------
              MULTI-LINE INSURANCE
     23,900   Allianz AG (Registered Shares)+.......................................     8,127,543
     16,650   Muenchener Rueckver AG (Registered Shares)+...........................     5,259,156
                                                                                      ------------
                                                                                        13,386,699
                                                                                      ------------
              OTHER CONSUMER SERVICES
     15,450   Preussag AG...........................................................       503,754
                                                                                      ------------
              PACKAGED SOFTWARE
     18,000   SAP AG................................................................     2,948,245
     12,750   SAP AG (Pref.)........................................................     2,582,007
                                                                                      ------------
                                                                                         5,530,252
                                                                                      ------------
              PHARMACEUTICALS: MAJOR
     11,200   Merck KGaA............................................................       427,471
     12,600   Schering AG...........................................................       702,902
                                                                                      ------------
                                                                                         1,130,373
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              REAL ESTATE DEVELOPMENT
     30,007   IVG Holding AG........................................................  $    331,226
      8,550   WCM Beteiligungs-und Grundbesitz AG...................................       170,605
                                                                                      ------------
                                                                                           501,831
                                                                                      ------------
              RESTAURANTS
      5,100   Kamps AG..............................................................        80,113
                                                                                      ------------
              SPECIALTY STORES
      5,400   Douglas Holding AG....................................................       161,397
     27,200   Metro AG..............................................................     1,097,037
                                                                                      ------------
                                                                                         1,258,434
                                                                                      ------------

              TOTAL GERMANY.........................................................    60,861,355
                                                                                      ------------

              HONG KONG (1.5%)
              AIRLINES
    226,000   Cathay Pacific Airways, Ltd...........................................       410,071
                                                                                      ------------
              BROADCASTING
     31,000   Television Broadcasts Ltd.............................................       169,740
                                                                                      ------------
              ELECTRIC UTILITIES
    154,000   CLP Holdings Ltd......................................................       718,814
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
    135,004   New World Development Co., Ltd........................................       160,134
                                                                                      ------------
              GAS DISTRIBUTORS
    326,300   Hong Kong & China Gas Co., Ltd........................................       412,143
                                                                                      ------------
              HOTELS/RESORTS/CRUISELINES
     38,000   Shangri-La Asia Ltd...................................................        37,520
                                                                                      ------------
              INDUSTRIAL CONGLOMERATES
    271,900   Hutchison Whampoa, Ltd................................................     3,373,298
     99,000   Swire Pacific Ltd. (Class A)..........................................       610,625
                                                                                      ------------
                                                                                         3,983,923
                                                                                      ------------
              MAJOR BANKS
    128,500   Hang Seng Bank Ltd....................................................     1,511,832
                                                                                      ------------
              MISCELLANEOUS MANUFACTURING
    250,000   Johnson Electric Holdings Ltd.........................................       498,500
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
     92,000   Henderson Land Development Co., Ltd...................................       396,389
     42,000   Hysan Development Co., Ltd............................................        53,319
    336,996   Sino Land Co., Ltd....................................................       150,167

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
    156,000   Sun Hung Kai Properties Ltd...........................................  $  1,275,262
    168,000   Wharf (Holdings) Ltd. (The)...........................................       342,532
                                                                                      ------------
                                                                                         2,217,669
                                                                                      ------------
              REGIONAL BANKS
     98,338   Bank of East Asia, Ltd................................................       221,936
                                                                                      ------------
              SPECIALTY TELECOMMUNICATIONS
    941,056   Pacific Century CyberWorks Ltd.*......................................       724,038
                                                                                      ------------
              WHOLESALE DISTRIBUTORS
    416,000   Li & Fung Limited.....................................................       773,492
                                                                                      ------------
              TOTAL HONG KONG.......................................................    11,839,812
                                                                                      ------------

              IRELAND (0.0%)
              FOOD: SPECIALTY/CANDY
      2,623   Kerry Group PLC (A Shares)............................................        32,762
                                                                                      ------------

              ITALY (2.7%)
              APPAREL/FOOTWEAR
    102,548   Benetton Group SpA....................................................       186,337
                                                                                      ------------
              AUTO PARTS: O.E.M.
    139,536   Pirelli SpA...........................................................       405,202
                                                                                      ------------
              BROADCASTING
     72,886   Mediaset SpA..........................................................     1,055,182
                                                                                      ------------
              CONSTRUCTION MATERIALS
      4,227   Italcementi SpA.......................................................        33,594
                                                                                      ------------
              ELECTRIC UTILITIES
    765,943   Enel SpA+.............................................................     2,842,083
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
     24,787   Impregilo SpA.........................................................        13,301
     11,209   Sirti SpA.............................................................        16,085
                                                                                      ------------
                                                                                            29,386
                                                                                      ------------
              FOOD RETAIL
     12,811   La Rinascente SpA.....................................................        65,484
                                                                                      ------------
              FOOD: MEAT/FISH/DAIRY
    202,003   Parmalat Finanziara SpA...............................................       291,585
                                                                                      ------------
              GAS DISTRIBUTORS
     50,128   Italgas SpA...........................................................       207,285
                                                                                      ------------
              INDUSTRIAL SPECIALTIES
     32,601   Snia SpA..............................................................        67,543
                                                                                      ------------
              INTEGRATED OIL
    852,103   ENI SpA+..............................................................     4,616,062
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              LIFE/HEALTH INSURANCE
     78,112   Assicurazioni Generali+...............................................  $  2,570,090
                                                                                      ------------
              MAJOR BANKS
    155,370   Banca di Roma SpA.....................................................       163,850
    171,364   Banca Intesa SpA......................................................       711,520
     50,952   San Paolo - IMI SpA...................................................       826,330
    159,934   Unicredito Italiano SpA...............................................       814,800
                                                                                      ------------
                                                                                         2,516,500
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
     52,110   Olivetti SpA..........................................................       157,960
     56,579   Telecom Italia SpA....................................................       655,763
      8,820   Telecom Italia SpA - RNC..............................................        48,005
                                                                                      ------------
                                                                                           861,728
                                                                                      ------------
              MOTOR VEHICLES
     16,389   Fiat SpA..............................................................       381,296
      3,384   Fiat SpA (Pref.)......................................................        50,514
                                                                                      ------------
                                                                                           431,810
                                                                                      ------------
              MULTI-LINE INSURANCE
     35,095   Riunione Adriatica di Sicurta SpA.....................................       460,993
      4,084   Societa Assicuratrice Industriale SpA (SAI)...........................        67,794
                                                                                      ------------
                                                                                           528,787
                                                                                      ------------
              PULP & PAPER
      7,485   Reno de Medici SpA....................................................        15,507
                                                                                      ------------
              REGIONAL BANKS
     13,047   Banca Popolare di Milano..............................................        81,979
     22,718   Mediobanca SpA........................................................       252,890
                                                                                      ------------
                                                                                           334,869
                                                                                      ------------
              RESTAURANTS
     13,310   Autogrill SpA.........................................................       147,033
                                                                                      ------------
              WIRELESS COMMUNICATIONS
     95,611   Telecom Italia Mobile SpA-RNC.........................................       507,396
    402,165   Telecom Italia Mobile SpA.............................................     3,421,613
                                                                                      ------------
                                                                                         3,929,009
                                                                                      ------------

              TOTAL ITALY...........................................................    21,135,076
                                                                                      ------------

              JAPAN (16.4%)
              AIR FREIGHT/COURIERS
     70,000   Nippon Express Co., Ltd...............................................       420,026
      4,000   Yamato Transport Co., Ltd.............................................        80,799
                                                                                      ------------
                                                                                           500,825
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              AIRLINES
     42,000   Japan Airlines Company, Ltd...........................................  $    168,138
                                                                                      ------------
              APPAREL/FOOTWEAR
     23,000   Onward Kashiyama Co., Ltd.............................................       170,667
                                                                                      ------------
              APPAREL/FOOTWEAR RETAIL
        200   Shimamura Co., Ltd....................................................        15,170
                                                                                      ------------
              AUTO PARTS: O.E.M.
     33,000   Denso Corporation.....................................................       752,748
     35,000   NGK Spark Plug Co., Ltd...............................................       538,338
                                                                                      ------------
                                                                                         1,291,086
                                                                                      ------------
              AUTOMOTIVE AFTERMARKET
     58,000   Bridgestone Corp......................................................       574,899
                                                                                      ------------
              BEVERAGES: ALCOHOLIC
     31,000   Asahi Breweries, Ltd..................................................       306,138
    143,000   Kirin Brewery Co., Ltd................................................     1,490,784
      3,000   Takara Shuzo Co., Ltd.................................................        50,540
                                                                                      ------------
                                                                                         1,847,462
                                                                                      ------------
              BROADCASTING
     19,000   Tokyo Broadcasting System, Inc........................................       743,221
                                                                                      ------------
              BUILDING PRODUCTS
      3,000   Nippon Sheet Glass Company, Ltd.......................................        45,621
      3,000   Tostem Corporation....................................................        43,697
     69,000   Toto Ltd..............................................................       523,379
                                                                                      ------------
                                                                                           612,697
                                                                                      ------------
              CHEMICALS: SPECIALTY
     86,000   Asahi Chemical Industry Co., Ltd......................................       532,576
      5,000   Kaneka Corp...........................................................        48,553
      4,000   Kuraray Co., Ltd......................................................        37,560
    123,000   Mitsubishi Chemical Corp..............................................       388,741
     13,000   Shin-Etsu Chemical Co., Ltd...........................................       533,529
    129,000   Sumitomo Chemical Co Ltd..............................................       635,782
                                                                                      ------------
                                                                                         2,176,741
                                                                                      ------------
              COMMERCIAL PRINTING/FORMS
     69,000   Dai Nippon Printing Co., Ltd..........................................     1,080,890
     57,000   Toppan Printing Co. Ltd...............................................       503,371
                                                                                      ------------
                                                                                         1,584,261
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              COMPUTER PROCESSING HARDWARE
    105,000   Fujitsu Ltd.+.........................................................  $  1,869,916
                                                                                      ------------
              CONSTRUCTION MATERIALS
    128,000   Ube Industries, Ltd...................................................       257,970
                                                                                      ------------
              CONTAINERS/PACKAGING
      3,000   Toyo Seikan Kaisha, Ltd...............................................        50,843
                                                                                      ------------
              DATA PROCESSING SERVICES
        200   Trans Cosmos Inc......................................................        14,456
                                                                                      ------------
              DEPARTMENT STORES
     21,400   Marui Co., Ltd........................................................       315,628
     56,000   Mitsukoshi Ltd.*......................................................       199,560
                                                                                      ------------
                                                                                           515,188
                                                                                      ------------
              ELECTRIC UTILITIES
     98,600   Kansai Electric Power Co. Inc.........................................     1,614,128
     35,700   Tohoku Electric Power Co., Inc........................................       480,753
    127,800   Tokyo Electric Power Co...............................................     3,102,510
                                                                                      ------------
                                                                                         5,197,391
                                                                                      ------------
              ELECTRICAL PRODUCTS
     56,000   Furukawa Electric Co., Ltd............................................     1,472,334
     47,000   NGK Insulators, Ltd...................................................       622,160
      2,400   Nidec Corp............................................................       147,087
    101,000   Sumitomo Electric Industries..........................................     1,864,373
      7,000   Taiyo Yuden Co., Ltd..................................................       267,406
                                                                                      ------------
                                                                                         4,373,360
                                                                                      ------------
              ELECTRONIC COMPONENTS
      1,600   Hirose Electric Co., Ltd..............................................       184,683
     10,700   Murata Manufacturing Co., Ltd.........................................     1,280,158
      7,000   Omron Corp............................................................       172,499
                                                                                      ------------
                                                                                         1,637,340
                                                                                      ------------
              ELECTRONIC DISTRIBUTORS
     16,000   Softbank Corp.........................................................       960,059
                                                                                      ------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS
     35,000   Canon, Inc............................................................     1,388,329
      8,400   Kyocera Corp..........................................................     1,092,708
    134,000   Matsushita Electric Industrial Co., Ltd.+.............................     3,891,352
     60,000   NEC Corp. (Japan).....................................................     1,143,276
    167,000   Sanyo Electric Co. Ltd................................................     1,269,787
    121,000   Toshiba Corp..........................................................       864,602
     12,000   Yokogawa Electric Corp................................................        94,100
                                                                                      ------------
                                                                                         9,744,154
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              ELECTRONIC PRODUCTION EQUIPMENT
      4,100   Advantest Corp........................................................  $    534,472
     15,000   Nikon Corporation.....................................................       217,937
      7,600   Tokyo Electron Ltd....................................................       594,577
                                                                                      ------------
                                                                                         1,346,986
                                                                                      ------------
              ELECTRONICS/APPLIANCES
     65,000   Casio Computer Co., Ltd...............................................       655,002
     16,000   Pioneer Corp..........................................................       495,420
     49,000   Sharp Corp............................................................       623,946
     51,400   Sony Corp.............................................................     4,105,973
                                                                                      ------------
                                                                                         5,880,341
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
    130,000   Kajima Corp...........................................................       338,219
      3,000   Kinden Corp...........................................................        19,678
     17,000   Obayashi Corp.........................................................        70,392
     96,000   Shimizu Corporation...................................................       262,074
    131,000   Taisei Corporation....................................................       187,211
                                                                                      ------------
                                                                                           877,574
                                                                                      ------------
              FINANCE/RENTAL/LEASING
      9,800   Acom Co., Ltd.........................................................       792,726
      2,200   Credit Saison Co., Ltd................................................        46,556
      5,400   Nichiei Co., Ltd......................................................        23,745
      3,800   Orix Corp.............................................................       398,589
      7,700   Promise Co., Ltd......................................................       577,712
      9,900   Takefuji Corporation..................................................       979,480
                                                                                      ------------
                                                                                         2,818,808
                                                                                      ------------
              FLUID CONTROLS
     45,000   Ebara Corp............................................................       698,745
                                                                                      ------------
              FOOD RETAIL
     78,000   Daiei, Inc.*..........................................................       132,906
     32,000   Ito-Yokado Co., Ltd.+.................................................     1,445,218
     30,000   Jusco Co..............................................................       563,393
     22,000   Mycal Corporation.....................................................        50,788
                                                                                      ------------
                                                                                         2,192,305
                                                                                      ------------
              FOOD: MEAT/FISH/DAIRY
     30,000   Nippon Meat Packers, Inc..............................................       380,359
                                                                                      ------------
              FOOD: SPECIALTY/CANDY
     94,000   Ajinomoto Co., Inc....................................................     1,050,568
      1,400   Nissin Food Products Co., Ltd.........................................        36,744
                                                                                      ------------
                                                                                         1,087,312
                                                                                      ------------
              GAS DISTRIBUTORS
    214,000   Osaka Gas Co. Ltd.....................................................       527,354
    208,000   Tokyo Gas Co., Ltd....................................................       543,056
                                                                                      ------------
                                                                                         1,070,410
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              HOME BUILDING
     68,000   Daiwa House Industry Co., Ltd.........................................  $    426,713
      3,000   Sekisui Chemical Co., Ltd.............................................         8,657
     69,000   Sekisui House Ltd.....................................................       729,443
                                                                                      ------------
                                                                                         1,164,813
                                                                                      ------------
              HOUSEHOLD/PERSONAL CARE
     63,000   Kao Corp..............................................................     1,887,230
     30,000   Shiseido Company, Ltd.................................................       387,505
      1,100   Uni-Charm Corp........................................................        47,059
                                                                                      ------------
                                                                                         2,321,794
                                                                                      ------------
              INDUSTRIAL CONGLOMERATES
    124,000   Hitachi Ltd.+.........................................................     1,329,058
     13,000   Kawasaki Heavy Industries, Ltd.*......................................        13,457
                                                                                      ------------
                                                                                         1,342,515
                                                                                      ------------
              INDUSTRIAL MACHINERY
      4,000   Daikin Industries, Ltd................................................        77,318
     17,500   Fanuc, Ltd.+..........................................................     1,571,088
      3,000   Minebea Co., Ltd......................................................        29,956
    338,000   Mitsubishi Heavy Industries Ltd.+.....................................     1,312,862
                                                                                      ------------
                                                                                         2,991,224
                                                                                      ------------
              INDUSTRIAL SPECIALTIES
    140,000   Asahi Glass Company, Ltd..............................................     1,436,424
      2,000   Hoya Corp.............................................................       165,262
      2,000   Nitto Denko Corp......................................................        67,607
                                                                                      ------------
                                                                                         1,669,293
                                                                                      ------------
              INVESTMENT BANKS/BROKERS
     88,000   Daiwa Securities Co., Ltd.............................................       974,643
    135,000   Nomura Securities Co., Ltd............................................     2,862,999
                                                                                      ------------
                                                                                         3,837,642
                                                                                      ------------
              MAJOR BANKS
    187,000   Asahi Bank Ltd. (The).................................................       736,625
     33,000   Bank of Fukuoka, Ltd. (The)...........................................       162,037
    241,000   Bank of Tokyo-Mitsubishi, Ltd.........................................     2,889,969
     82,000   Bank of Yokohama Ltd..................................................       401,887
    202,000   Daiwa Bank Ltd........................................................       410,810
     13,000   Joyo Bank, Ltd. (The).................................................        44,421
     95,000   Mitsubishi Trust & Banking+...........................................       770,200
        369   Mizuho Holdings, Inc.+................................................     2,836,121
    239,000   Sakura Bank, Ltd. (The)...............................................     1,740,610

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
     60,000   Shizuoka Bank, Ltd. (The).............................................  $    544,705
    164,000   Sumitomo Bank Ltd. (The)..............................................     1,990,656
    163,000   Tokai Bank Ltd. (The).................................................       873,534
                                                                                      ------------
                                                                                        13,401,575
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
        356   Nippon Telegraph & Telephone Corp.....................................     3,238,439
                                                                                      ------------
              MARINE SHIPPING
    120,000   Nippon Yusen Kabushiki Kaisha.........................................       562,844
                                                                                      ------------
              MEDICAL SPECIALTIES
      4,000   Olympus Optical Co., Ltd..............................................        55,258
     21,000   Terumo Corp...........................................................       594,449
                                                                                      ------------
                                                                                           649,707
                                                                                      ------------
              METAL FABRICATIONS
     86,000   Mitsubishi Materials Corp.............................................       252,895
      8,000   NSK Ltd...............................................................        57,604
                                                                                      ------------
                                                                                           310,499
                                                                                      ------------
              MISCELLANEOUS COMMERCIAL SERVICES
     22,000   Secom Co., Ltd........................................................     1,567,974
                                                                                      ------------
              MISCELLANEOUS MANUFACTURING
    177,000   Kubota Corp...........................................................       595,081
    183,000   Mitsubishi Electric Corp..............................................     1,314,328
                                                                                      ------------
                                                                                         1,909,409
                                                                                      ------------
              MOTOR VEHICLES
     38,000   Honda Motor Co.+......................................................     1,312,385
    133,000   Nissan Motor Co., Ltd.*...............................................       912,578
    162,000   Toyota Motor Corp.....................................................     6,470,502
                                                                                      ------------
                                                                                         8,695,465
                                                                                      ------------
              MOVIES/ENTERTAINMENT
        700   Namco Ltd.............................................................        18,084
      6,400   Oriental Land Co. Ltd.................................................       386,955
        100   Toho Co., Ltd.........................................................        14,410
                                                                                      ------------
                                                                                           419,449
                                                                                      ------------
              OIL REFINING/MARKETING
     12,000   Japan Energy Corp.*...................................................        15,940
    187,000   Nippon Mitsubishi Oil Corp............................................     1,005,579
     11,000   Showa Shell Sekiyu K.K................................................        55,322
                                                                                      ------------
                                                                                         1,076,841
                                                                                      ------------
              OTHER CONSUMER SERVICES
     13,000   Benesse Corporation...................................................       714,547
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              OTHER METALS/MINERALS
     42,000   Sumitomo Metal Mining Co..............................................  $    216,618
                                                                                      ------------
              PACKAGED SOFTWARE
      2,900   Fuji Soft ABC Inc.....................................................       190,748
        500   Konami Co., Ltd.......................................................        42,140
                                                                                      ------------
                                                                                           232,888
                                                                                      ------------
              PHARMACEUTICALS: MAJOR
     51,000   Sankyo Co., Ltd.......................................................     1,123,626
    106,000   Takeda Chemical Industries, Ltd.......................................     6,981,861
                                                                                      ------------
                                                                                         8,105,487
                                                                                      ------------
              PHARMACEUTICALS: OTHER
     35,000   Chugai Pharmaceutical Co..............................................       593,807
      7,000   Daiichi Pharmaceutical Co., Ltd.......................................       198,791
     13,000   Eisai Co., Ltd........................................................       400,147
     10,000   Kyowa Hakko Kogyo Co., Ltd............................................        79,974
     13,000   Shionogi & Co., Ltd...................................................       253,664
     42,000   Taisho Pharmaceutical Co., Ltd........................................     1,208,135
     40,000   Yamanouchi Pharmaceutical Co., Ltd....................................     1,810,187
                                                                                      ------------
                                                                                         4,544,705
                                                                                      ------------
              PROPERTY - CASUALTY INSURERS
      6,000   Mitsui Marine & Fire Insurance Co., Ltd...............................        30,451
      4,000   Sumitomo Marine & Fire Insurance Co., Ltd. (The)......................        24,405
    112,000   Tokio Marine & Fire Insurance Co......................................     1,237,376
                                                                                      ------------
                                                                                         1,292,232
                                                                                      ------------
              PUBLISHING: BOOKS/MAGAZINES
        100   Kadokawa Shoten Publishing Co., Ltd...................................         3,280
        100   Kadokawa Shoten Publishing Co., Ltd. (New) (Rights)...................         3,298
                                                                                      ------------
                                                                                             6,578
                                                                                      ------------
              PULP & PAPER
     11,000   Nippon Paper Industries Co., Ltd......................................        62,679
    141,000   Oji Paper Co. Ltd.....................................................       820,218
                                                                                      ------------
                                                                                           882,897
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              RAILROADS
        152   Central Japan Railway Co..............................................  $    925,980
        345   East Japan Railway Co.+...............................................     1,981,632
    119,000   Kinki Nippon Railway Co...............................................       515,638
     73,000   Tobu Railway Co., Ltd.................................................       215,335
     79,000   Tokyu Corp............................................................       408,171
                                                                                      ------------
                                                                                         4,046,756
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
     70,000   Mitsubishi Estate Co., Ltd............................................       743,862
     45,000   Mitsui Fudosan Co., Ltd...............................................       544,980
                                                                                      ------------
                                                                                         1,288,842
                                                                                      ------------
              RECREATIONAL PRODUCTS
     46,000   Fuji Photo Film Co., Ltd.+............................................     1,706,669
      9,600   Nintendo Co., Ltd.....................................................     1,587,395
     13,000   Sega Enterprises Ltd.*................................................        92,296
     10,200   Shimano, Inc..........................................................       205,103
                                                                                      ------------
                                                                                         3,591,463
                                                                                      ------------
              REGIONAL BANKS
      3,000   77 Bank, Ltd. (The)...................................................        22,206
     42,000   Chuo Mitsui Trust & Banking Co., Ltd. (The)...........................       128,124
     18,000   Gunma Bank Ltd. (The).................................................        91,517
                                                                                      ------------
                                                                                           241,847
                                                                                      ------------
              RESTAURANTS
     19,000   Skylark Co., Ltd......................................................       670,117
                                                                                      ------------
              SEMICONDUCTORS
      4,800   Rohm Co., Ltd.........................................................     1,209,674
                                                                                      ------------
              STEEL
    121,400   Kawasaki Steel Corp...................................................       118,998
    573,000   Nippon Steel Co.......................................................       929,104
     45,000   Sumitomo Metal Industries, Ltd.*......................................        24,734
                                                                                      ------------
                                                                                         1,072,836
                                                                                      ------------
              TEXTILES
     76,000   Teijin Ltd............................................................       343,935
     85,000   Toray Industries Inc..................................................       330,936
                                                                                      ------------
                                                                                           674,871
                                                                                      ------------
              TOBACCO
        116   Japan Tobacco, Inc....................................................       796,995
                                                                                      ------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY
    115,000   Komatsu Ltd...........................................................       509,894
      5,600   SMC Corporation.......................................................       792,085
                                                                                      ------------
                                                                                         1,301,979
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              WHOLESALE DISTRIBUTORS
      5,000   Itochu Corp...........................................................  $     21,299
      8,000   Marubeni Corporation..................................................        18,688
     23,000   Mitsubishi Corp.......................................................       189,630
     25,000   Mitsui & Co...........................................................       166,041
     14,000   Sumitomo Corporation..................................................       123,122
        600   World Co., Ltd........................................................        22,316
                                                                                      ------------
                                                                                           541,096
                                                                                      ------------

              TOTAL JAPAN...........................................................   127,250,595
                                                                                      ------------

              NETHERLANDS (5.8%)
              AIR FREIGHT/COURIERS
     43,087   TNT Post Group NV.....................................................       913,166
                                                                                      ------------
              BEVERAGES: ALCOHOLIC
     62,030   Heineken NV+..........................................................     3,370,859
                                                                                      ------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS
    114,027   Koninklijke (Royal) Philips Electronics NV+...........................     4,483,749
      1,922   OCE NV................................................................        28,641
                                                                                      ------------
                                                                                         4,512,390
                                                                                      ------------
              ELECTRONIC PRODUCTION EQUIPMENT
      2,269   ASM Lithography Holding NV*...........................................        62,056
                                                                                      ------------
              FINANCIAL CONGLOMERATES
     87,089   ING Groep NV..........................................................     5,983,813
                                                                                      ------------
              FINANCIAL PUBLISHING/SERVICES
     58,780   Elsevier NV...........................................................       751,147
     24,966   Wolters Kluwer NV.....................................................       562,188
                                                                                      ------------
                                                                                         1,313,335
                                                                                      ------------
              FOOD RETAIL
     58,199   Koninklijke Ahold NV..................................................     1,691,536
                                                                                      ------------
              FOOD: MAJOR DIVERSIFIED
    113,120   Unilever NV...........................................................     5,676,566
                                                                                      ------------
              INDUSTRIAL SPECIALTIES
     12,192   Akzo Nobel NV.........................................................       555,397
                                                                                      ------------
              INFORMATION TECHNOLOGY SERVICES
     12,114   Getronics NV..........................................................       136,290
                                                                                      ------------
              INTEGRATED OIL
    226,786   Royal Dutch Petroleum Co..............................................    13,458,297
                                                                                      ------------
              LIFE/HEALTH INSURANCE
    106,015   Aegon N.V. +..........................................................     4,212,811
                                                                                      ------------
              MAJOR BANKS
     66,244   ABN-AMRO Holding NV+..................................................     1,535,564
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              MAJOR TELECOMMUNICATIONS
        144   Koninklijke (Royal) Kpn NV............................................  $      2,919
                                                                                      ------------
              PERSONNEL SERVICES
      8,887   Vedior NV.............................................................       132,432
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
     17,200   Rodamco Continental Europe NV.........................................       617,771
     25,885   Uni-Invest NV.........................................................       248,362
                                                                                      ------------
                                                                                           866,133
                                                                                      ------------
              WHOLESALE DISTRIBUTORS
      7,306   Buhrmann NV...........................................................       199,754
      9,643   Hagemeyer NV..........................................................       228,032
                                                                                      ------------
                                                                                           427,786
                                                                                      ------------
              TOTAL NETHERLANDS.....................................................    44,851,350
                                                                                      ------------

              NORWAY (0.0%)
              FOOD: SPECIALTY/CANDY
     13,400   Orkla ASA.............................................................       241,630
                                                                                      ------------

              PORTUGAL (0.3%)
              ELECTRIC UTILITIES
    383,765   Electricidade de Portugal, S.A........................................     1,042,735
                                                                                      ------------
              FOOD RETAIL
      8,898   Jeronimo Martins SGPS, S.A............................................        85,828
                                                                                      ------------
              INVESTMENT BANKS/BROKERS
     53,030   Banco SGPS S.A. (Rights)..............................................        59,887
     53,030   BPI-SGPS, S.A. (Registered Shares)....................................       172,456
                                                                                      ------------
                                                                                           232,343
                                                                                      ------------
              OTHER TRANSPORTATION
     33,885   Brisa-Auto Estradas de Portugal, S.A..................................       262,111
                                                                                      ------------
              PULP & PAPER
     10,383   Portucel Industrial Empresa...........................................        58,540
                                                                                      ------------
              REGIONAL BANKS
     65,530   Banco Comercial Portugues, S.A........................................       327,729
     10,252   Banco Espirito Santo e Comercial de Lisboa, S.A. (Registered Shares)..       155,819
                                                                                      ------------
                                                                                           483,548
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              SPECIALTY STORES
    104,360   Sonae, SGPA S.A.......................................................  $    126,715
                                                                                      ------------
              TELECOMMUNICATIONS
     21,042   Portugal Telecom, S.A. (Registered Shares)............................       187,601
                                                                                      ------------

              TOTAL PORTUGAL........................................................     2,479,421
                                                                                      ------------

              SINGAPORE (1.9%)
              AEROSPACE & DEFENSE
    669,000   Singapore Technologies Engineering Ltd................................     1,078,663
                                                                                      ------------
              AIRLINES
    256,000   Singapore Airlines Ltd................................................     2,567,001
                                                                                      ------------
              BEVERAGES: ALCOHOLIC
     72,000   Fraser & Neave Ltd....................................................       250,228
                                                                                      ------------
              COMPUTER PERIPHERALS
      5,000   Creative Technology, Ltd..............................................        81,187
                                                                                      ------------
              ELECTRONIC COMPONENTS
     13,000   Venture Manufacturing Ltd.............................................       125,912
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
    409,000   Sembcorp Industries Ltd...............................................       393,807
                                                                                      ------------
              FINANCIAL CONGLOMERATES
    183,000   Keppel Corp., Ltd.....................................................       364,916
                                                                                      ------------
              HOSPITAL/NURSING MANAGEMENT
     97,000   Parkway Holdings Ltd..................................................       198,952
                                                                                      ------------
              HOTELS/RESORTS/CRUISELINES
    192,000   Hotel Properties Ltd..................................................       164,084
    162,000   United Overseas Land, Ltd.............................................       143,061
                                                                                      ------------
                                                                                           307,145
                                                                                      ------------
              MAJOR BANKS
    262,115   DBS Group Holdings Ltd................................................     3,091,260
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
    109,100   Singapore Telecommunications Ltd......................................       180,880
                                                                                      ------------
              MARINE SHIPPING
    146,000   Neptune Orient Lines Ltd.*............................................       123,940
                                                                                      ------------
              PUBLISHING: NEWSPAPERS
     83,000   Singapore Press Holdings Ltd..........................................     1,186,930
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
    157,000   City Developments Ltd.................................................       724,533
    301,750   DBS Land Ltd..........................................................       459,020
     66,000   First Capital Corporation Ltd.........................................        53,396

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
    352,000   United Industrial Corp................................................  $    162,443
                                                                                      ------------
                                                                                         1,399,392
                                                                                      ------------
              REGIONAL BANKS
    263,950   Overseas - Chinese Banking Corp., Ltd.................................     1,684,275
    210,104   United Overseas Bank Ltd..............................................     1,556,149
                                                                                      ------------
                                                                                         3,240,424
                                                                                      ------------
              SPECIALTY STORES
     63,000   Cycle and Carriage Ltd................................................       114,859
                                                                                      ------------

              TOTAL SINGAPORE.......................................................    14,705,496
                                                                                      ------------

              SPAIN (2.1%)
              BUILDING PRODUCTS
      4,506   Zardoya Otis S.A......................................................        34,243
                                                                                      ------------
              ELECTRIC UTILITIES
    106,340   Endesa S.A.+..........................................................     1,733,631
    102,348   Iberdrola S.A.........................................................     1,252,282
     33,683   Union Electrica Fenosa, S.A...........................................       623,199
                                                                                      ------------
                                                                                         3,609,112
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
      5,599   ACS, Actividades de Construccion y Servicios, S.A.....................       122,608
      8,524   Fomento de Construcciones y Contratas S.A.............................       156,697
     13,521   Grupo Dragados, S.A...................................................       131,454
                                                                                      ------------
                                                                                           410,759
                                                                                      ------------
              FOOD: SPECIALTY/CANDY
      2,973   Azucarera Ebro Agricolas, S.A.........................................        36,225
                                                                                      ------------
              GAS DISTRIBUTORS
     46,281   Gas Natural SDG, S.A..................................................       793,803
                                                                                      ------------
              HOTELS/RESORTS/CRUISELINES
      8,922   Sol Melia S.A.........................................................        81,666
                                                                                      ------------
              MAJOR BANKS
    232,464   Banco Bilbao Vizcaya Argentaria, S.A.+................................     3,098,947
    213,780   Banco Santander Central Hispano, S.A.+................................     2,072,965
                                                                                      ------------
                                                                                         5,171,912
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
     49,790   Telefonica S.A.*......................................................       949,957
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              OIL REFINING/MARKETING
    131,584   Repsol-YPF, S.A.......................................................  $  2,091,548
                                                                                      ------------
              OTHER TRANSPORTATION
     24,178   Autopistas Concesionaria Espanola S.A.................................       183,945
                                                                                      ------------
              PROPERTY - CASUALTY INSURERS
      6,856   Corporacion Mapfre S.A................................................       120,795
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
      6,792   Corporacion Financiera Alba, S.A......................................       173,013
     26,420   Inmobiliaria Colonial, S.A............................................       314,514
     28,983   Metrovacesa S.A.......................................................       392,275
     26,470   Prima Inmobiliaria, S.A.*.............................................       250,379
    111,430   Vallehermoso S.A......................................................       631,083
                                                                                      ------------
                                                                                         1,761,264
                                                                                      ------------
              RESTAURANTS
     20,667   TelePizza, S.A.*......................................................        79,143
                                                                                      ------------
              STEEL
      4,740   Acerinox S.A..........................................................       131,971
                                                                                      ------------
              TOBACCO
     22,074   Altadis, S.A..........................................................       330,815
                                                                                      ------------
              WATER UTILITIES
     16,442   Sociedad General de Aguas de Barcelona, S.A...........................       202,433
                                                                                      ------------

              TOTAL SPAIN...........................................................    15,989,591
                                                                                      ------------

              SWEDEN (2.1%)
              APPAREL/FOOTWEAR RETAIL
     80,800   Hennes & Mauritz AB (B Shares)........................................     1,510,809
                                                                                      ------------
              CONTAINERS/PACKAGING
      2,548   Assidoman.............................................................        43,184
                                                                                      ------------
              ELECTRONICS/APPLIANCES
     30,400   Electrolux AB (Series B)..............................................       383,002
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
     19,400   JM AB (B Shares)......................................................       442,276
     12,600   Skanska AB (B Shares).................................................       498,910
                                                                                      ------------
                                                                                           941,186
                                                                                      ------------
              HOUSEHOLD/PERSONAL CARE
     27,387   Svenska Cellulosa AB (B Shares).......................................       561,377
                                                                                      ------------
              INDUSTRIAL MACHINERY
     12,700   Atlas Copco AB (A Shares).............................................       269,213
      6,700   Atlas Copco AB (B Shares).............................................       138,341

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
     27,600   Sandvik AB (B Shares).................................................  $    608,519
                                                                                      ------------
                                                                                         1,016,073
                                                                                      ------------
              INFORMATION TECHNOLOGY SERVICES
     35,000   WM-Data AB (B Shares).................................................       121,788
                                                                                      ------------
              INVESTMENT BANKS/BROKERS
      7,300   OM Gruppen AB.........................................................       260,584
                                                                                      ------------
              LIFE/HEALTH INSURANCE
    101,800   Skandia Forsakrings AB................................................     1,725,338
                                                                                      ------------
              MAJOR BANKS
     27,900   ForeningsSparbanken AB................................................       400,325
     31,700   Skandinaviska Enskilda Banken.........................................       374,023
     34,100   Svenska Handelsbanken AB (A Shares)...................................       535,317
                                                                                      ------------
                                                                                         1,309,665
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
      2,060   NetCom AB (B Shares)*.................................................        96,604
                                                                                      ------------
              METAL FABRICATIONS
      8,600   SKF AB (B Shares).....................................................       127,697
                                                                                      ------------
              MISCELLANEOUS COMMERCIAL SERVICES
     38,700   Securitas AB (Series "B" Free)........................................       824,228
                                                                                      ------------
              MISCELLANEOUS MANUFACTURING
     14,400   Trelleborg AB (Series B)..............................................        80,632
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
     54,160   Castellum AB..........................................................       576,746
     56,445   Drott AB (B Shares)...................................................       663,162
     29,600   Wihlborgs Fastigheter AB (B Shares)...................................        42,324
                                                                                      ------------
                                                                                         1,282,232
                                                                                      ------------
              REGIONAL BANKS
     58,006   Nordic Baltic Holding AB..............................................       438,351
                                                                                      ------------
              STEEL
      8,200   SSAB Svenskt Stal AB (Series A).......................................        66,413
                                                                                      ------------
              TELECOMMUNICATION EQUIPMENT
    368,100   Telefonaktiebolaget LM Ericsson AB (Series "B" Free)..................     4,895,241
                                                                                      ------------
              TOBACCO
     28,800   Swedish Match AB......................................................        98,774
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY
      6,000   Volvo AB (A Shares)...................................................  $     89,991
     22,500   Volvo AB (B Shares)...................................................       346,465
                                                                                      ------------
                                                                                           436,456
                                                                                      ------------
              TOTAL SWEDEN..........................................................    16,219,634
                                                                                      ------------
              SWITZERLAND (7.7%)
              AIRLINES
      1,210   SAirGroup.............................................................       163,550
                                                                                      ------------
              CONSTRUCTION MATERIALS
        780   Holderbank Financiere Glarus AG (B Shares)............................       819,568
        400   Holderbank Financiere Glarus AG (Registered Shares)...................       117,700
                                                                                      ------------
                                                                                           937,268
                                                                                      ------------
              FOOD: MAJOR DIVERSIFIED
      8,205   Nestle S.A. (Registered Shares)+......................................    17,000,570
                                                                                      ------------
              HOUSEHOLD/PERSONAL CARE
        746   Givaudan (Registered Shares)*.........................................       178,844
                                                                                      ------------
              INDUSTRIAL CONGLOMERATES
     32,200   ABB Ltd.+.............................................................     2,861,247
        410   Sulzer AG (Registered Shares).........................................       264,774
                                                                                      ------------
                                                                                         3,126,021
                                                                                      ------------
              MAJOR BANKS
     14,300   Credit Suisse Group (Registered Shares)+..............................     2,680,554
     22,260   UBS AG (Registered Shares)+...........................................     3,083,068
                                                                                      ------------
                                                                                         5,763,622
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
      3,770   Swisscom AG (Registered Shares)+......................................       957,284
                                                                                      ------------
              METAL FABRICATIONS
        240   Georg Fischer AG (Registered Shares)..................................        65,146
                                                                                      ------------
              MULTI-LINE INSURANCE
      8,318   Zurich Financial Services AG+.........................................     4,025,287
                                                                                      ------------
              OTHER CONSUMER SPECIALTIES
        550   The Swatch Group AG...................................................       728,112
        700   The Swatch Group AG (Registered Shares)...............................       190,399
                                                                                      ------------
                                                                                           918,511
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              PERSONNEL SERVICES
      2,010   Adecco S.A. (Registered Shares).......................................  $  1,389,715
                                                                                      ------------
              PHARMACEUTICALS: MAJOR
      8,035   Novartis AG (Registered Shares)+......................................    12,187,921
        854   Roche Holdings AG+....................................................     7,799,911
        178   Roche Holdings AG - Bearer+...........................................     1,923,267
                                                                                      ------------
                                                                                        21,911,099
                                                                                      ------------
              PROPERTY - CASUALTY INSURERS
      1,590   Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)+...     3,135,249
                                                                                      ------------
              SPECIALTY STORES
        480   Valora Holding AG.....................................................        97,586
                                                                                      ------------
              TOTAL SWITZERLAND.....................................................    59,669,752
                                                                                      ------------
              UNITED KINGDOM (20.1%)
              ADVERTISING/MARKETING SERVICES
     82,366   WPP Group PLC.........................................................     1,104,963
                                                                                      ------------
              AEROSPACE & DEFENSE
    291,960   BAE Systems PLC.......................................................     1,657,727
    138,948   Marconi PLC...........................................................     1,753,192
                                                                                      ------------
                                                                                         3,410,919
                                                                                      ------------
              AIRLINES
    153,107   British Airways PLC...................................................       683,917
                                                                                      ------------
              AUTO PARTS: O.E.M.
    142,936   GKN PLC...............................................................     1,637,671
                                                                                      ------------
              BEVERAGES: ALCOHOLIC
    115,032   Bass PLC..............................................................     1,125,275
    507,971   Diageo PLC............................................................     4,792,301
                                                                                      ------------
                                                                                         5,917,576
                                                                                      ------------
              BUILDING PRODUCTS
      3,964   Caradon PLC...........................................................        10,923
                                                                                      ------------
              CABLE/SATELLITE TV
    166,887   British Sky Broadcasting Group PLC*...................................     2,408,260
                                                                                      ------------
              CASINO/GAMING
    218,025   Hilton Group PLC......................................................       605,526
                                                                                      ------------
              CATALOG/SPECIALTY DISTRIBUTION
    112,955   Great Universal Stores PLC............................................       779,777
                                                                                      ------------
              CHEMICALS: MAJOR DIVERSIFIED
    138,961   Imperial Chemicals Industries PLC.....................................       850,478
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              CHEMICALS: SPECIALTY
     64,603   Boc Group PLC.........................................................  $    899,460
                                                                                      ------------
              COMPUTER PROCESSING HARDWARE
      7,322   Psion PLC.............................................................        44,282
                                                                                      ------------
              CONSTRUCTION MATERIALS
      2,652   Hanson PLC............................................................        13,981
                                                                                      ------------
              DEPARTMENT STORES
    290,358   Marks & Spencer, PLC..................................................       808,524
                                                                                      ------------
              DRUGSTORE CHAINS
     78,638   Boots Co. PLC.........................................................       627,268
                                                                                      ------------
              ELECTRIC UTILITIES
    143,472   National Grid Group PLC...............................................     1,243,263
     76,753   National Power PLC....................................................       309,455
    178,763   Scottish Power PLC....................................................     1,341,670
     73,306   United Utilities PLC..................................................       736,768
                                                                                      ------------
                                                                                         3,631,156
                                                                                      ------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS
    430,153   Invensys PLC..........................................................     1,026,235
                                                                                      ------------
              ELECTRONICS/APPLIANCE STORES
    175,334   New Dixons Group PLC..................................................       521,288
                                                                                      ------------
              ENGINEERING & CONSTRUCTION
      2,739   Balfour Beatty PLC....................................................         4,648
      2,699   Taylor Woodrow PLC....................................................         7,046
                                                                                      ------------
                                                                                            11,694
                                                                                      ------------
              FINANCIAL CONGLOMERATES
     81,354   Abbey National PLC+...................................................     1,122,063
    532,657   HSBC Holdings PLC.....................................................     7,586,072
    300,959   Lloyds TSB Group PLC..................................................     3,064,096
                                                                                      ------------
                                                                                        11,772,231
                                                                                      ------------
              FINANCIAL PUBLISHING/SERVICES
    137,883   Reuters Group PLC.....................................................     2,683,620
                                                                                      ------------
              FOOD RETAIL
    184,002   Sainsbury (J.) PLC....................................................     1,033,408
    674,590   Tesco PLC.............................................................     2,570,635
                                                                                      ------------
                                                                                         3,604,043
                                                                                      ------------
              FOOD: MAJOR DIVERSIFIED
    427,841   Unilever PLC..........................................................     2,893,071
                                                                                      ------------
              FOOD: SPECIALTY/CANDY
    287,769   Cadbury Schweppes PLC.................................................     1,777,917
     34,945   Tate & Lyle PLC.......................................................       111,751
                                                                                      ------------
                                                                                         1,889,668
                                                                                      ------------
              GAS DISTRIBUTORS
    362,468   Centrica PLC..........................................................     1,245,879
                                                                                      ------------
              INDUSTRIAL SPECIALTIES
      7,243   Pilkington PLC........................................................        10,321
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY SERVICES
     35,362   Logica PlC............................................................  $  1,045,712
     64,536   Misys PLC.............................................................       672,023
     40,237   SEMA Group PLC........................................................       507,695
                                                                                      ------------
                                                                                         2,225,430
                                                                                      ------------
              INTEGRATED OIL
  2,889,122   BP Amoco PLC..........................................................    24,491,097
                                                                                      ------------
              INVESTMENT BANKS/BROKERS
     26,709   Schroders PLC.........................................................       483,039
                                                                                      ------------
              INVESTMENT MANAGERS
     70,719   Amvescap PLC..........................................................     1,579,482
                                                                                      ------------
              INVESTMENT TRUSTS/MUTUAL FUNDS
     74,421   3i Group PLC..........................................................     1,689,148
                                                                                      ------------
              LIFE/HEALTH INSURANCE
    177,091   Prudential Corp.......................................................     2,380,861
                                                                                      ------------
              MAJOR BANKS
    111,420   Barclays PLC..........................................................     3,186,603
    133,171   Halifax PLC...........................................................     1,046,807
    140,030   Royal Bank of Scotland Group PLC......................................     3,141,733
                                                                                      ------------
                                                                                         7,375,143
                                                                                      ------------
              MAJOR TELECOMMUNICATIONS
    579,748   British Telecommunications PLC........................................     6,793,733
                                                                                      ------------
              MARINE SHIPPING
     60,817   Peninsular & Orient Princess Cruises..................................       238,809
     60,817   Peninsular & Orient Steam Navigation Co...............................       250,496
                                                                                      ------------
                                                                                           489,305
                                                                                      ------------
              MEDICAL SPECIALTIES
     67,264   Nycomed Amersham PLC..................................................       601,902
     41,657   Smith & Nephew PLC....................................................       170,975
                                                                                      ------------
                                                                                           772,877
                                                                                      ------------
              MISCELLANEOUS COMMERCIAL SERVICES
     93,804   Capita Group PLC......................................................       714,231
    178,839   Hays PLC..............................................................       975,880
    197,045   Rentokil Initial PLC..................................................       454,381
                                                                                      ------------
                                                                                         2,144,492
                                                                                      ------------
              MISCELLANEOUS MANUFACTURING
      2,453   TI Group PLC..........................................................        13,234
                                                                                      ------------
              MOVIES/ENTERTAINMENT
     70,121   Carlton Communications PLC............................................       564,416
     76,206   Emi Group PLC.........................................................       570,291
      3,486   Rank Group PLC........................................................         8,645
                                                                                      ------------
                                                                                         1,143,352
                                                                                      ------------
  SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE
    217,828   CGU PLC...............................................................  $  2,912,745
    541,681   Legal & General Group PLC.............................................     1,347,304
                                                                                      ------------
                                                                                         4,260,049
                                                                                      ------------
              OIL & GAS PIPELINES
    381,113   BG Group PLC..........................................................     1,525,530
    381,113   Lattice Group PLC*....................................................       812,510
                                                                                      ------------
                                                                                         2,338,040
                                                                                      ------------
              OIL & GAS PRODUCTION
      8,472   LASMO PLC.............................................................        18,000
                                                                                      ------------
              OTHER METALS/MINERALS
    115,344   Rio Tinto PLC (Registered Shares).....................................     1,865,210
                                                                                      ------------
              OTHER TRANSPORTATION
    111,922   British Airport Authority PLC.........................................       930,096
                                                                                      ------------
              PACKAGED SOFTWARE
    118,585   Sage Group (The) PLC..................................................       865,079
                                                                                      ------------
              PHARMACEUTICALS: MAJOR
    152,867   AstraZeneca Group PLC+................................................     7,156,573
    313,701   Glaxo Wellcome PLC....................................................     9,026,418
    485,991   SmithKline Beecham PLC................................................     6,273,011
                                                                                      ------------
                                                                                        22,456,002
                                                                                      ------------
              PUBLISHING: BOOKS/MAGAZINES
     53,116   Pearson PLC...........................................................     1,424,361
     98,301   Reed International PLC................................................       908,145
                                                                                      ------------
                                                                                         2,332,506
                                                                                      ------------
              PULP & PAPER
      2,592   Rexam PLC.............................................................         8,759
                                                                                      ------------
              RAILROADS
     46,596   Railtrack Group PLC...................................................       720,383
                                                                                      ------------
              REAL ESTATE DEVELOPMENT
    194,500   British Land Company PLC..............................................     1,162,183
    129,700   Burford Holdings PLC..................................................       186,223
     31,041   Canary Wharf Finance PLC*.............................................       242,201
     51,545   Chelsfied PLC.........................................................       272,858
    116,550   Grantchester Holdings PLC.............................................       309,329
     71,466   Great Port Land Estate PLC............................................       266,632
     65,960   Hammerson PLC.........................................................       390,539
    120,097   Land Securities PLC...................................................     1,236,654
     99,726   Slough Estates PLC....................................................       533,694
                                                                                      ------------
                                                                                         4,600,313
                                                                                      ------------
              RESTAURANTS
    251,669   Granada Compass PLC*..................................................     2,168,074
                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED


   SHARES                                                                                VALUE
--------------------------------------------------------------------------------------------------
              SEMICONDUCTORS
     86,632   ARM Holdings PLC*.....................................................  $    854,368
                                                                                      ------------
              SPECIALTY STORES
    134,968   Kingfisher PLC........................................................       806,466
                                                                                      ------------
              STEEL
      5,500   Corus Group PLC.......................................................         4,946
                                                                                      ------------
              TOBACCO
    332,075   British American Tobacco PLC..........................................     2,326,168
                                                                                      ------------
              WATER UTILITIES
        498   AWG PLC*..............................................................         4,305
    154,380   AWG PLC (Register Shares)*............................................           134
      2,675   Thames Water PLC......................................................        46,865
                                                                                      ------------
                                                                                            51,304
                                                                                      ------------
              WIRELESS COMMUNICATIONS
  2,172,697   Vodafone AirTouch PLC.................................................     9,035,672
                                                                                      ------------
              TOTAL UNITED KINGDOM..................................................   156,315,359
                                                                                      ------------
              TOTAL COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
              (COST $669,096,014)...................................................   629,651,837
                                                                                      ------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM INVESTMENT (a) (20.1%)
                          U.S. GOVERNMENT AGENCY
      $   156,000         Student Loan Mortgage Assoc. 6.45% due 11/01/00
                            (COST $156,000,000).................................................      $156,000,000
                                                                                                      ------------

TOTAL INVESTMENTS
(COST $825,096,014) (B)...................................................................  101.2%    785,651,837

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (1.2)     (9,636,753)
                                                                                            -----   -------------
NET ASSETS................................................................................  100.0%  $ 776,015,084
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
++ Consists of one or more class of securities traded together as unit; stock with attached warrants.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $32,102,479 and the aggregate gross unrealized depreciation is $71,546,656, resulting in net unrealized depreciation of $39,444,177.

FUTURES CONTRACTS OPEN AT OCTOBER, 31, 2000:

      NUMBER OF                      DESCRIPTION, DELIVERY MONTH,   UNDERLYING FACE   UNREALIZED
      CONTRACTS         LONG/SHORT             AND YEAR             AMOUNT AT VALUE    GAIN/LOSS
-------------------------------------------------------------------------------------------------
                   72      Long      FTSE 100 December/2000           $ 6,971,685     $  (186,082)
                  391      Long      TSE TOPIX December/2000           52,832,997      (3,438,622)
                   43      Long      MIB 30 INDEX December/2000         8,848,514        (109,534)
                   52      Long      EURX DAX INDEX December/2000       8,144,949        (281,264)
                   76      Long      MTF CAC40 10EU December/2000       4,110,018          56,465
                  123      Long      IBEX 35 Plus November/2000        10,741,419         122,880
                                                                                      -----------
            Net unrealized loss....................................................   $(3,836,157)
                                                                                      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2000:

                                                         UNREALIZED
      CONTRACTS            IN EXCHANGE      DELIVERY    APPRECIATION
     TO DELIVER                FOR            DATE     (DEPRECIATION)
---------------------------------------------------------------------
   $        24,402      EUR        28,923    11/1/00    $       156
   $        82,026      SEK       824,357    11/1/00            402
   $     4,776,589      CHF     8,627,570    11/2/00         22,371
   $       213,623      DKK     1,885,738    11/2/00          1,518
   $     3,496,070      EUR     4,145,947    11/2/00         24,254
   $       684,118      GBP       477,703    11/2/00          8,694
   $       236,002      NOK     2,214,787    11/2/00          2,430
   $        94,089      SEK       946,841    11/2/00            585
   $        74,160      DKK       649,830    11/3/00            (22)
   $       374,342      EUR       443,912    11/3/00          2,584
   $     4,445,548      EUR     5,235,939    11/3/00            288
   $       155,990      SEK     1,559,086    11/3/00            (97)
   $         7,160      EUR         8,432    11/6/00             (1)
   $     4,535,578      GBP     3,122,730    11/6/00         (6,683)
   $        32,750      EUR        38,566    11/7/00             (4)
   $       423,079      GBP       291,648    11/7/00           (102)
   $    34,803,709      EUR    39,806,375    12/8/00       (944,672)
   EUR  19,686,000      $      17,209,993    12/8/00        465,213
   $     2,802,758      EUR     3,207,000    12/8/00        (74,905)
   $     1,822,018      EUR     2,084,880    12/8/00        (48,633)
   $     7,721,194      EUR     8,896,000    12/8/00       (154,316)
   $     6,774,930      GBP     4,708,000    12/8/00         58,230
   $    36,584,271      JPY 3,794,996,143    12/8/00     (1,577,665)
   $    27,269,146      JPY 2,822,629,334    12/8/00     (1,232,052)
   JPY 949,635,000      $       8,991,053    12/8/00        231,231
                                                        -----------
      Net unrealized depreciation...................    $(3,221,196)
                                                        ===========

CURRENCY ABBREVIATIONS:
------------------------

GBP  British Pound.
DKK  Danish Krone.
EUR  Euro.
JPY  Japanese Yen.
NOK  Norwegian Krone.
SEK  Swedish Krona.
CHF  Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS OCTOBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services....................................................
                                                                                    $  1,104,963      0.1%
Aerospace & Defense...............................................................     5,114,697      0.7
Agricultural Commodities/Milling..................................................       341,597      0.0
Air Freight/Couriers..............................................................     1,488,941      0.2
Airlines..........................................................................     4,379,455      0.6
Apparel/Footwear..................................................................       357,004      0.1
Apparel/Footwear Retail...........................................................     1,525,979      0.2
Auto Parts: O.E.M.................................................................     3,777,771      0.5
Automotive Aftermarket............................................................       904,746      0.1
Beverages: Alcoholic..............................................................    15,704,826      2.0
Beverages: Non-Alcoholic..........................................................        96,470      0.0
Broadcasting......................................................................     1,968,143      0.3
Building Products.................................................................       741,312      0.1
Cable/Satellite TV................................................................     3,903,026      0.5
Casino/Gaming.....................................................................       734,475      0.1
Catalog/Specialty Distribution....................................................       779,777      0.1
Chemicals: Major Diversified......................................................     7,677,191      1.0
Chemicals: Specialty..............................................................     4,124,791      0.5
Commercial Printing/Forms.........................................................     1,584,261      0.2
Computer Peripherals..............................................................        81,187      0.0
Computer Processing Hardware......................................................     1,914,198      0.2
Construction Materials............................................................     2,121,224      0.3
Containers/Packaging..............................................................     1,718,619      0.2
Data Processing Services..........................................................        14,456      0.0
Department Stores.................................................................     1,581,998      0.2
Drugstore Chains..................................................................       627,268      0.1
Electric Utilities................................................................    18,299,196      2.4
Electrical Products...............................................................     5,298,686      0.7
Electronic Components.............................................................     1,763,252      0.2
Electronic Distributors...........................................................       960,059      0.1
Electronic Equipment/Instruments..................................................    15,282,779      2.0
Electronic Production Equipment...................................................     1,409,042      0.2
Electronics/Appliance Stores......................................................       521,288      0.1
Electronics/Appliances............................................................     6,263,343      0.8
Engineering & Construction........................................................     6,228,389      0.8
Finance/Rental/Leasing............................................................     2,893,367      0.4
Financial Conglomerates...........................................................    18,120,960      2.3
Financial Publishing/Services.....................................................     3,996,955      0.5
Fluid Controls....................................................................       698,745      0.1
Food Retail.......................................................................    12,706,274      1.6
Food: Major Diversified...........................................................    29,327,093      3.8
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Food: Meat/Fish/Dairy.............................................................  $    671,944      0.1%
Food: Specialty/Candy.............................................................     3,517,953      0.5
Gas Distributors..................................................................     3,963,424      0.5
Home Building.....................................................................     1,164,813      0.2
Hospital/Nursing Management.......................................................       198,952      0.0
Hotels/Resorts/Cruiselines........................................................     1,056,867      0.1
Household/Personal Care...........................................................     8,648,159      1.1
Industrial Conglomerates..........................................................    24,527,898      3.2
Industrial Machinery..............................................................     4,656,197      0.6
Industrial Specialties............................................................     2,363,519      0.3
Information Technology Services...................................................     4,008,456      0.5
Integrated Oil....................................................................    45,432,953      5.9
Investment Banks/Brokers..........................................................     4,813,608      0.6
Investment Managers...............................................................     1,579,482      0.2
Investment Trusts/Mutual Funds....................................................     1,689,148      0.2
Life/Health Insurance.............................................................    11,529,091      1.5
Major Banks.......................................................................    51,865,213      6.7
Major Telecommunications..........................................................    16,895,970      2.2
Marine Shipping...................................................................     1,176,089      0.2
Media Conglomerates...............................................................     2,522,432      0.3
Medical Distributors..............................................................       150,465      0.0
Medical Specialties...............................................................     1,569,885      0.2
Medical/Nursing Services..........................................................       642,514      0.1
Metal Fabrications................................................................       694,535      0.1
Miscellaneous Commercial Services.................................................     4,949,225      0.6
Miscellaneous Manufacturing.......................................................     2,535,696      0.3
Motor Vehicles....................................................................    14,952,747      1.9
Movies/Entertainment..............................................................     4,773,119      0.6
Multi-Line Insurance..............................................................    25,899,891      3.3
Oil & Gas Pipelines...............................................................     2,338,040      0.3
Oil & Gas Production..............................................................       243,354      0.0
Oil Refining/Marketing............................................................    16,682,958      2.1
Oilfield Services/Equipment.......................................................       275,615      0.0
Other Consumer Services...........................................................     1,218,301      0.2
Other Consumer Specialties........................................................     1,114,659      0.1
Other Metals/Minerals.............................................................     4,438,224      0.6
Other Transportation..............................................................     1,425,905      0.2
Packaged Software.................................................................     7,159,972      0.9
Personnel Services................................................................     1,522,147      0.2
Pharmaceuticals: Major............................................................    61,922,405      8.0
Pharmaceuticals: Other............................................................     4,787,629      0.6
Precious Metals...................................................................        58,990      0.0

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
SUMMARY OF INVESTMENTS OCTOBER 31, 2000, CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Property - Casualty Insurers......................................................  $  5,156,909      0.7%
Publishing: Books/Magazines.......................................................     3,045,281      0.4
Publishing: Newspapers............................................................     1,186,930      0.2
Pulp & Paper......................................................................     1,959,550      0.3
Railroads.........................................................................     4,767,139      0.6
Real Estate Development...........................................................    17,290,139      2.2
Recreational Products.............................................................     3,591,463      0.5
Regional Banks....................................................................     6,483,295      0.8
Restaurants.......................................................................     3,144,480      0.4
Semiconductors....................................................................     3,144,444      0.4
Specialty Stores..................................................................     4,205,788      0.5
Specialty Telecommunications......................................................     1,643,655      0.2
Steel.............................................................................     1,587,334      0.2
Telecommunication Equipment.......................................................    10,917,541      1.4
Telecommunications................................................................       187,601      0.0
Textiles..........................................................................       674,871      0.1
Tobacco...........................................................................     3,843,722      0.5
                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery................................................  $  1,855,027      0.2%
U.S. Government Agency............................................................   156,000,000     20.1
Water Utilities...................................................................       253,737      0.1
Wholesale Distributors............................................................     1,742,374      0.2
Wireless Communications...........................................................    13,194,310      1.7
                                                                                    ------------    -----
                                                                                    $785,651,837    101.2%
                                                                                    ------------    -----
                                                                                    ------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $619,866,583     79.9%
Preferred Stocks..................................................................     9,713,232      1.2
Rights............................................................................        63,185      0.0
Short-Term Investment.............................................................   156,000,000     20.1
Warrants..........................................................................         8,837      0.0
                                                                                    ------------    -----
                                                                                    $785,651,837    101.2%
                                                                                    ------------    -----
                                                                                    ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments in securities, at value (cost $825,096,014).......................................  $785,651,837
Cash (including $204,934 in foreign currency and $11,990,371 segregated in connection with
  open futures contracts).....................................................................    13,676,786
Receivable for:
    Shares of beneficial interest sold........................................................     6,436,505
    Dividends.................................................................................       572,688
    Foreign withholding taxes reclaimed.......................................................       451,534
Prepaid expenses and other assets.............................................................        81,370
                                                                                                ------------
     TOTAL ASSETS.............................................................................   806,870,720
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts.................................     3,221,196
Payable for:
    Investments purchased.....................................................................    19,716,550
    Variation margin on future contracts......................................................     3,836,157
    Shares of beneficial interest repurchased.................................................     2,629,116
    Investment management fee.................................................................       679,031
    Plan of distribution fee..................................................................       563,890
Accrued expenses and other payables...........................................................       209,696
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    30,855,636
                                                                                                ------------
     NET ASSETS...............................................................................  $776,015,084
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $786,959,563
Net unrealized depreciation...................................................................   (46,677,246)
Accumulated undistributed net investment income...............................................     3,001,759
Accumulated undistributed net realized gain...................................................    32,731,008
                                                                                                ------------
     NET ASSETS...............................................................................  $776,015,084
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $46,534,548
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     4,522,012
     NET ASSET VALUE PER SHARE................................................................        $10.29
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $10.86
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $561,374,970
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    55,087,343
     NET ASSET VALUE PER SHARE................................................................        $10.19
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $69,640,182
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     6,833,673
     NET ASSET VALUE PER SHARE................................................................        $10.19
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $98,465,384
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     9,538,299
     NET ASSET VALUE PER SHARE................................................................        $10.32
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

NET INVESTMENT INCOME:

INCOME
Interest.....................................................................................  $   9,736,883
Dividends (net of $974,470 foreign withholding tax)..........................................      8,795,937
                                                                                               -------------

     TOTAL INCOME............................................................................     18,532,820
                                                                                               -------------

EXPENSES
Investment management fee....................................................................      7,648,431
Plan of distribution fee (Class A shares)....................................................        115,305
Plan of distribution fee (Class B shares)....................................................      5,876,326
Plan of distribution fee (Class C shares)....................................................        785,100
Transfer agent fees and expenses.............................................................        842,975
Custodian fees...............................................................................        316,482
Registration fees............................................................................        196,680
Shareholder reports and notices..............................................................        105,931
Professional fees............................................................................         77,740
Offering costs...............................................................................         72,374
Trustees' fees and expenses..................................................................         11,111
Other........................................................................................         70,020
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     16,118,475
                                                                                               -------------

     NET INVESTMENT INCOME:..................................................................      2,414,345
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..............................................................................     44,577,268
    Futures contracts........................................................................      4,806,665
    Foreign exchange transactions............................................................    (14,172,451)
                                                                                               -------------

     NET GAIN................................................................................     35,211,482
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................    (70,360,149)
    Futures contracts........................................................................     (4,777,736)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................     (3,738,062)
                                                                                               -------------

     NET DEPRECIATION........................................................................    (78,875,947)
                                                                                               -------------

     NET LOSS................................................................................    (43,664,465)
                                                                                               -------------

NET DECREASE.................................................................................  $ (41,250,120)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR     JUNE 28, 1999*
                                                                               ENDED            THROUGH
                                                                          OCTOBER 31, 2000  OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)............................................    $  2,414,345      $   (687,252)
Net realized gain (loss)................................................      35,211,482        (3,486,865)
Net change in unrealized appreciation...................................     (78,875,947)       32,198,701
                                                                            ------------      ------------

     NET INCREASE (DECREASE)............................................     (41,250,120)       28,024,584
                                                                            ------------      ------------
Net increase from transactions in shares of beneficial interest.........     242,353,999       546,786,621
                                                                            ------------      ------------

     NET INCREASE.......................................................     201,103,879       574,811,205

NET ASSETS:
Beginning of period.....................................................     574,911,205           100,000
                                                                            ------------      ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF 3,001,759 AND A
    NET INVESTMENT LOSS OF $646,146, RESPECTIVELY)......................    $776,015,084      $574,911,205
                                                                            ============      ============

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and had no operations others than those relating to organizational matters and issuance of 2,500 shares of beneficial interest by each class for $25,000 to Morgan Stanley Dean Witter Advisors Inc. ("Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the fund is informed after the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $153,000, which were reimbursed for the full amount thereof. Such expenses were deferred and were fully amortized as of June 27, 2000.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $27,458,643 at October 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

shares and Class C shares of $10,799, $1,819,631, and $104,710, respectively and received $187,515 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2000 aggregated $665,427,287 and $506,849,177, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $100.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                      FOR THE PERIOD
                                                                          FOR THE YEAR                JUNE 28, 1999*
                                                                              ENDED                      THROUGH
                                                                        OCTOBER 31, 2000             OCTOBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                      SHARES        AMOUNT        SHARES        AMOUNT
                                                                   ------------  -------------  -----------  -------------
CLASS A
Sold.............................................................   14,921,256   $ 167,279,283   5,501,684   $ 55,679,553
Redeemed.........................................................  (14,041,009)   (157,908,926) (1,862,419)   (19,164,117)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class A...........................................      880,247       9,370,357   3,639,265     36,515,436
                                                                   -----------   -------------  ----------   ------------

CLASS B
Sold.............................................................   40,456,127     452,222,607  46,196,462    464,151,607
Redeemed.........................................................  (29,483,811)   (327,484,831) (2,083,935)   (21,345,154)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class B...........................................   10,972,316     124,737,776  44,112,527    442,806,453
                                                                   -----------   -------------  ----------   ------------

CLASS C
Sold.............................................................    3,739,861      41,364,492   7,186,009     72,115,535
Redeemed.........................................................   (3,525,604)    (38,882,026)   (569,093)    (5,816,388)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class C...........................................      214,257       2,482,466   6,616,916     66,299,147
                                                                   -----------   -------------  ----------   ------------

CLASS D
Sold.............................................................   12,198,351     137,247,940   1,075,888     11,093,524
Redeemed.........................................................   (2,786,381)    (31,484,540)   (952,059)    (9,927,939)
                                                                   -----------   -------------  ----------   ------------
Net increase - Class D...........................................    9,411,970     105,763,400     123,829      1,165,585
                                                                   -----------   -------------  ----------   ------------
Net increase in Fund.............................................   21,478,790   $ 242,353,999  54,492,537   $546,786,621
                                                                   ===========   =============  ==========   ============

---------------------

 *   Commencement of operations.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

6. FEDERAL INCOME TAX STATUS

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and open forward foreign currency exchange contracts and capital loss deferals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $72,374, accumulated undistributed net realized gain was charged $1,161,186 and accumulated undistributed net investment income was credited $1,233,560.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2000, there were outstanding forward contracts and outstanding index futures contracts.

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED               THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 10.57              $ 10.00
                                                                   -------              -------

Income (loss) from investment operations:
   Net investment income....................................          0.11                 0.01
   Net realized and unrealized gain (loss)..................         (0.39)                0.56
                                                                   -------              -------

Total income (loss) from investment operations..............         (0.28)                0.57
                                                                   -------              -------

Net asset value, end of period..............................       $ 10.29              $ 10.57
                                                                   =======              =======

TOTAL RETURN+...............................................         (2.65)%               5.70%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................          1.47 %               1.81%(2)

Net investment income.......................................          0.95 %               0.31%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $46,535              $38,506

Portfolio turnover rate.....................................            84 %                 14%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED                THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $  10.55              $  10.00
                                                                   --------              --------

Income (loss) from investment operations:
   Net investment income (loss).............................           0.02                 (0.02)
   Net realized and unrealized gain (loss)..................          (0.38)                 0.57
                                                                   --------              --------

Total income (loss) from investment operations..............          (0.36)                 0.55
                                                                   --------              --------

Net asset value, end of period..............................       $  10.19              $  10.55
                                                                   ========              ========

TOTAL RETURN+...............................................          (3.41)%                5.50 %(1)

RATIOS TO AVERAGE NET ASSETS (3):

Expenses....................................................           2.22 %                2.56 %(2)

Net investment income (loss)................................           0.20 %               (0.44)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $561,375              $465,258

Portfolio turnover rate.....................................             84 %                  14 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED                THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 10.55               $ 10.00
                                                                   -------               -------

Income (loss) from investment operations:
   Net investment income (loss).............................          0.02                 (0.02)
   Net realized and unrealized gain (loss)..................         (0.38)                 0.57
                                                                   -------               -------

Total income (loss) from investment operations..............         (0.36)                 0.55
                                                                   -------               -------

Net asset value, end of period..............................       $ 10.19               $ 10.55
                                                                   =======               =======

TOTAL RETURN+...............................................         (3.41)%                5.50 %(1)

RATIOS TO AVERAGE NET ASSETS (3):

Expenses....................................................          2.22 %                2.56 %(2)

Net investment income (loss)................................          0.20 %               (0.44)%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $69,640               $69,811

Portfolio turnover rate.....................................            84 %                  14 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                     FOR THE PERIOD
                                                                FOR THE YEAR         JUNE 28, 1999*
                                                                    ENDED                THROUGH
                                                              OCTOBER 31, 2000      OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 10.58                $10.00
                                                                   -------                ------

Income from investment operations:
   Net investment income....................................          0.15                  0.01
   Net realized and unrealized gain (loss)..................         (0.41)                 0.57
                                                                   -------                ------

Total income (loss) from investment operations..............         (0.26)                 0.58
                                                                   -------                ------

Net asset value, end of period..............................       $ 10.32                $10.58
                                                                   =======                ======

TOTAL RETURN+...............................................         (2.46)%                5.80(1)

RATIOS TO AVERAGE NET ASSETS (3):

Expenses....................................................          1.22 %                1.56(2)

Net investment income.......................................          1.20 %                0.56(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $98,465                $1,336

Portfolio turnover rate.....................................            84 %                  14(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter International Fund (the "Fund"), including the portfolio of investments, as of October 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the Financial Highlights for the period June 28, 1999 to October 31, 1999 were audited by other independent accountants whose report, dated December 17, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter International Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 11, 2000

MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The report of PricewaterhouseCoopers LLP on the financial statements of the Fund for the period ended October 31, 1999, contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audit for the period ended October 31, 1999, and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report of the financial statements for such period.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent auditors as of July 1, 2000.

TRUSTEES

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Michael E. Nugent

Philip J. Purcell

John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
INTERNATIONAL FUND


[ARTWORK]


ANNUAL REPORT
OCTOBER 31, 2000